Annual Total Returns [BarChart] - BlackRock Global Allocation V.I. Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(3.49%)
Annual Return 2012	10.28%
Annual Return 2013	14.76%
Annual Return 2014	2.30%
Annual Return 2015	(0.89%)
Annual Return 2016	4.11%
Annual Return 2017	13.86%
Annual Return 2018	(7.34%)
Annual Return 2019	17.92%
Annual Return 2020	21.08%